Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Mar. 25, 2015	Mar. 31, 2015	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Stock split, stock conversion ratio	2	1
Short-term investments maturity period			Less than three months
Estimated useful lives of definite-lived intangible assets			5 years
Changes in assumptions and experience gains and losses			Greater than 10%
Period of benefit obligation in current liabilities			Next twelve months
Minimum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets			2.50%
Minimum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets			7.00%
Minimum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets			10.00%
Maximum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets			5.00%
Maximum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets			10.00%
Maximum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets			33.00%